Investee Companies and other investments (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands								1 Months Ended											12 Months Ended
	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Apr. 17, 2019 EUR (€)	Oct. 01, 2017	Jul. 25, 2016	May 12, 2014	Nov. 15, 2013	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 ILS (₪)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 ILS (₪)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 ILS (₪)	Apr. 30, 2021	Jun. 30, 2018	Jul. 31, 2015	Oct. 30, 2011 ₪ / shares	Nov. 30, 2010	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)		Feb. 29, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Aug. 31, 2023 EUR (€)	Jun. 28, 2023 USD ($)	Apr. 01, 2023	Feb. 23, 2023 EUR (€)	Feb. 23, 2023 ILS (₪)	Feb. 01, 2023	Jan. 01, 2023	Dec. 31, 2022 USD ($)	May 01, 2022	Feb. 01, 2022	Aug. 31, 2021 EUR (€)	Aug. 31, 2021 ILS (₪)	Jan. 27, 2021 EUR (€)	Jan. 01, 2021	Dec. 31, 2020 EUR (€)	Nov. 30, 2019 EUR (€)	Mar. 12, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Apr. 30, 2017 ILS (₪)	Feb. 23, 2017 USD ($)
Investee Companies and Other Investments [Line Items]
Shareholders loans (in New Shekels) | ₪																								₪ 10,000
Interest payable on debt percentage																			3.00%									3.00%	3.00%
Claims amount payment																																	€ 374	₪ 1,500
Claims interest payment amount																																	€ 168	₪ 672
Expenses percentage																			36.00%									36.00%	36.00%		20.00%
Remaining amount of Acquisition																			€ 1,600		₪ 6,400
Forfeiture of license guarantee																			1,000		₪ 4,100
Finance cost																			12,555	$ 13,886		€ 10,524	[1]		€ 27,593	[1]
Loan																													₪ 353,000																	€ 18,400
Equity guarantee aggregate amount																			3,400										13,475
Green gas production capacity																						9,500,000															9,500,000
Interest accrued			€ 4,900
Payment percentage			49.00%
Equity amount																			125,099			€ 83,077			114,107			$ 138,364									$ 91,885							€ 125,026
Transaction cost																			(240)			€ (3,082)
Electricity produce per share (in New Shekels per share) | ₪ / shares																	₪ 0.9631
Intangible asset																			5,505
Cost of development and construction																			€ 58,000
Ellomay Luxembourg [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans (in New Shekels) | ₪																								₪ 23,467
Advance payments																														€ 1,921															€ 1,554
Deferred payment amount																																										€ 1,400
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Transmission network period																			20 years	20 years	20 years
Finance cost																			€ 349,000		₪ 1,400,000
Loan																			94,100
Additional amount								€ 2,500	₪ 10,000	€ 4,700	₪ 17,500	€ 3,200	₪ 11,500
Finance provided by owners																			95,000										382,000
Additional equity																																								€ 11,500	₪ 46,000
Ellomay PS [Member]
Investee Companies and Other Investments [Line Items]
Equity guarantee aggregate amount																			€ 3,331										₪ 12,500
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																			100.00%	100.00%	100.00%
Share value																																															€ 10,000
Talasol S P A [Member]
Investee Companies and Other Investments [Line Items]
Aggregate purchase price																									€ 175,000
Amount withdrawn			49.00%
Interest accrued			€ 4,900
Premium amount			6,100
Aggregate purchase price			€ 1,400
Equity amount																			€ 6,100
Expenses amount																			700
Prepayment outstanding amount																			121,000
Deposit amount																			6,900
Security for a letter of credit																			10,000
Financing amount																			3,290
Transaction cost																			3,000
Special dividend																			€ 31,000
Talmei Yosef [Member]
Investee Companies and Other Investments [Line Items]
Plant for a period							20 years
Electra Infrastructure Ltd [Member] | Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Construction period														62 months 15 days
Groen Gas Gelderland B.V [Member]
Investee Companies and Other Investments [Line Items]
Green gas production capacity																						7,500,000															7,500,000
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																			51.00%	51.00%	51.00%
Talasol [Member]
Investee Companies and Other Investments [Line Items]
Investment percentage			24.50%
Construction agreement amount																			€ 192,500
Swap output percentage															80.00%
Plant for a period															10 years
Talasol S P A [Member]
Investee Companies and Other Investments [Line Items]
Aggregate purchase price			€ 16,100
Manara Psp Epc Agreement [Member] | Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Aggregate consideration amount	€ 280,000	₪ 1,130,000
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Amount of acquisition																			€ 6,000		₪ 24,000
Ellomay Solar Project [Member]
Investee Companies and Other Investments [Line Items]
Investment percentage																			100.00%	100.00%	100.00%
Fixed and lump-sum amount																			€ 15,820
U. Dori Energy Infrastructures Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																		50.00%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																		18.75%
Issued production licenses						20 years
License expired date																May 11, 2034
Aggregate amount																			€ 40,400		₪ 162,000
Average production decrease percentage																											1.00%					1.40%			1.20%	0.70%							5.70%
Percentage of production increase																			3.30%			5.30%			24.30%			3.30%	3.30%								5.30%	9.40%	13.60%
Claims amount payment | $																																																		$ 183,367,953
Claims interest payment amount																			€ 39,000									$ 43,000
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Indirect share of guarantees shareholders																			€ 3,700		₪ 15,000
Refund amount in claim | $																												24,000			$ 100,000
Percentage decrease from Dorad Holding																			10.00%	10.00%	10.00%
Expenses percentage																															80.00%
Zorlu Enerji Elektrik Uretim A.S [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																			25.00%	25.00%	25.00%
Luzon Group [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																			10.00%	10.00%	10.00%
Claims amount payment																			€ 127,000									$ 140,000																				€ 218,000	₪ 906,400
Payment received for management and entrepreneurship services																			11,900										₪ 49,400
Recovery of amount (in New Shekels) | ₪																													₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds				37.50%
Dori Energy [Member]
Investee Companies and Other Investments [Line Items]
Refund amount in claim																			22,000
Equity amount																			€ 31,350			€ 29,232
Edelcom Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds					18.75%
Ellomay Pumped Storage [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																			83.333%	83.333%	83.333%
Ampa Ltd [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																			16.667%	16.667%	16.667%
Investment percentage																			16.667%	16.667%	16.667%
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Aggregate amount																			€ 317,000		₪ 1,270,000

[1]	Reclassified due to discontinued operation - see Note 23.